Financial instruments and fair values (Tables)	12 Months Ended
Mar. 30, 2025
Financial Instruments And Fair Value Measurement [Abstract]
Schedule of Fair Value Measurement of Assets
The following table presents the fair values and fair value hierarchy of the Company’s financial instruments and excludes financial instruments carried at amortized cost that are short-term in nature, where fair value approximates carrying values:

	March 30, 2025					March 31, 2024
	Level 1	Level 2	Level 3	Carrying value	Fair value	Level 1	Level 2	Level 3	Carrying value	Fair value
	$	$	$	$	$	$	$	$	$	$
Financial assets
Derivatives included in other current assets	—	24.2	—	24.2	24.2	—	15.1	—	15.1	15.1
Derivatives included in other long-term assets	—	—	—	—	—	—	6.9	—	6.9	6.9
Financial liabilities
Derivatives included in accounts payable and accrued liabilities	—	2.6	—	2.6	2.6	—	1.9	—	1.9	1.9
Earn-Out included in accounts payable and accrued liabilities (note 5 and note 20)	—	—	9.0	9.0	9.0	—	—	1.5	1.5	1.5
Japan Facility	—	—	—	—	—	—	5.4	—	5.4	5.4
Term Loan	—	412.0	—	412.0	413.1	—	392.5	—	392.5	389.2
Derivatives included in other long-term liabilities	—	—	—	—	—	—	5.3	—	5.3	5.3
Put option liability included in other long-term liabilities	—	—	39.0	39.0	39.0	—	—	29.4	29.4	29.4
Contingent consideration included in other long-term liabilities	—	—	1.5	1.5	1.5	—	—	17.7	17.7	17.7

Schedule of Fair Value Measurement of Liabilities
The following table presents the fair values and fair value hierarchy of the Company’s financial instruments and excludes financial instruments carried at amortized cost that are short-term in nature, where fair value approximates carrying values:

	March 30, 2025					March 31, 2024
	Level 1	Level 2	Level 3	Carrying value	Fair value	Level 1	Level 2	Level 3	Carrying value	Fair value
	$	$	$	$	$	$	$	$	$	$
Financial assets
Derivatives included in other current assets	—	24.2	—	24.2	24.2	—	15.1	—	15.1	15.1
Derivatives included in other long-term assets	—	—	—	—	—	—	6.9	—	6.9	6.9
Financial liabilities
Derivatives included in accounts payable and accrued liabilities	—	2.6	—	2.6	2.6	—	1.9	—	1.9	1.9
Earn-Out included in accounts payable and accrued liabilities (note 5 and note 20)	—	—	9.0	9.0	9.0	—	—	1.5	1.5	1.5
Japan Facility	—	—	—	—	—	—	5.4	—	5.4	5.4
Term Loan	—	412.0	—	412.0	413.1	—	392.5	—	392.5	389.2
Derivatives included in other long-term liabilities	—	—	—	—	—	—	5.3	—	5.3	5.3
Put option liability included in other long-term liabilities	—	—	39.0	39.0	39.0	—	—	29.4	29.4	29.4
Contingent consideration included in other long-term liabilities	—	—	1.5	1.5	1.5	—	—	17.7	17.7	17.7